Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	$ 4,146	$ 4,543	$ 5,545
Deferred Income Tax Assets	(948)	(511)	(684)
Net Deferred Income Tax Liability	3,198	4,032	$ 4,861
Less Than 1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities		3
Deferred Income Tax Assets	(88)	(113)
1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	4,146	4,540
Deferred Income Tax Assets	$ (860)	$ (398)